Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Expense, Net Disclosure
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
(In millions)	2012	2011	2010

Interest Income	$25.2	$26.8	$12.4
Interest Expense	(241.6)	(175.3)	(84.7)
Other Items, Net	3.7	30.5	(28.1)

	$(212.7)	$(118.0)	$(100.4)